Merger by Absorption Between Telecom Argentina and Cablevision S.A. (Tables)	12 Months Ended
Dec. 31, 2017
Merger by absorption between Telecom Argentina and Cablevision S.A.
Schedule of entity's capital breakdown

As a consequence of the Corporate reorganization described in Note 31, Telecom Argentina’s breakdown of capital stock as of December 31, 2017 is as follows:

	Registered, subscribed and authorized for public offering
Shares	Outstanding shares	Treasury shares	Total capital stock
Ordinary shares, $1 argentine peso of nominal value each
Class “A”	340,994,852	-	340,994,852
Class “B”	627,930,005	15,221,373	643,151,378
Class “C”	234,748	-	234,748

Total	969,159,605	15,221,373	984,380,978

As of January 1, 2018, due to the merger between Telecom Argentina and Cablevisión S.A., the new breakdown of capital stock is as follows:

Shares	Outstanding shares	Treasury shares	Total capital stock
Class “A”	683,856,600	-	683,856,600
Class “B”	627,930,005	15,221,373	643,151,378
Class “C”	234,748	-	234,748
Class “D”	841,666,658	-	841,666,658

	2,153,688,011	15,221,373	2,168,909,384